BRIDGE LOANS AND DERIVATIVE FINANCIAL LIABILITY (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			1 Months Ended							3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 07, 2023 shares	Jan. 30, 2023 shares	Mar. 31, 2023 USD ($) shares	Jan. 31, 2023 $ / shares shares	Jun. 30, 2022 $ / shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($) $ / shares	Aug. 31, 2021 $ / shares	Jul. 31, 2021 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jan. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 $ / shares	Jun. 30, 2023 € / shares	Dec. 31, 2022 € / shares	Aug. 31, 2022 shares	Oct. 31, 2021 shares	May 31, 2021 shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Risk-free interest rate				3.42%
Volatility rate				81.92%
Par value | (per share)										$ 0.0001				$ 0.0001	$ 0.0001					€ 1,000	€ 1
Fair value of redeemable warrants | $											$ 71
Aggregate amount of convertible instruments issued | $											$ 2,983
Number of shares | shares	1,000,000			864,000								864,000
Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate											4.19%
Volatility rate											71.54%
Excepted terms	5 years
Security matters limited [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted | $ / shares					$ 0.4		$ 0.11	$ 0.7	$ 0.351
Percentage of voting equity interests acquired																									2.00%
Proceeds from loans and warrants | $														$ 3,310		$ 32
Borrowings, interest rate										4.00%				4.00%	4.00%
Par value | $ / shares										$ 0				$ 0	$ 0
Aggregate amount of convertible instruments issued						$ 569	$ 828
Number of shares | shares																1,774,744	1,774,744					2,000,000	8,938,666	15,270,249
Security matters limited [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate		3.42%
Volatility rate		81.92%
Number of shares | shares		864,000
Security matters limited [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted | $ / shares					$ 0.8										$ 0.14		$ 0.70		$ 0.70
Security matters limited [member] | Three valuation models [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate														3.99%
Volatility rate														81.03%
Term warrants														5 years 2 months 4 days
Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Description of approach used to determine discount rates												Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary.
Risk-free interest rate											3.99%
Volatility rate											81.03%
Borrowings, interest rate				10.00%								10.00%
Excepted terms											5 years 2 months 4 days
Fair value of the bonus Warrants | $										$ 24				$ 24	$ 24
Aggregate amount of convertible instruments issued | $			$ 1,350
Redeemable warrants | $			$ 1,000
Number of shares | shares			872,418
Bridge loan agreements [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Description of approach used to determine discount rates												Each investor has the option to decide that Security Matters Limited will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary
Borrowings, interest rate				10.00%								10.00%	10.00%
Proceeds from borrowings, classified as financing activities | $													$ 550
Bridge loan agreements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Fair value of the bonus Warrants | $											$ 1
Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares												243,000
Exercise price of warrants | $ / shares												$ 11.50
Excepted terms												5 years
Bridge loan agreements [member] | Redeemable warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares | shares												572,000
Exercise price of warrants | $ / shares												$ 11.50
Excepted terms												5 years
Par value | $ / shares				$ 5.00								$ 5.00
Fair value of redeemable warrants | $										$ 2,669	$ 2,133			2,669	$ 2,669
Bridge loan agreements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity												two years
Bridge loan agreements [member] | Top of range [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Borrowings maturity												two years	P2Y
Bridge loan agreements [member] | Eleven lenders [member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants | $												$ 3,860
Bridge loan agreements [member] | Eleven lenders [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants | $												$ 3,860
Bridge loan agreements [member] | Security matters limited [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate													10.00%
Proceeds from borrowings, classified as financing activities | $													$ 550
Bridge loan agreements [member] | Bonus warrants [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares | shares												243,000
Exercise price, share options granted | $ / shares												$ 11.50
Borrowings maturity												five years
Bridge loan agreements [member] | Bonus warrants [member] | Security matters limited [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares | shares										215,500
Exercise price, share options granted | $ / shares										$ 11.50
Borrowings maturity										five years
Bridge loan agreements [member] | Bonus warrants [member] | Security matters limited [member] | Black and scholes model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $														$ 24
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Security matters limited [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares | shares										342,000
Exercise price, share options granted | $ / shares														$ 5.00
Borrowings maturity										five years
Weighted average share price, share options granted | $ / shares										$ 11.50
Percentage of voting equity interests acquired										50.00%				50.00%	50.00%
Description of approach used to determine discount rates														Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of SMX PLC based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Security matters limited [member] | Third anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted | $ / shares														$ 5.00
Percentage of voting equity interests acquired										25.00%				25.00%	25.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Security matters limited [member] | Fourth anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted | $ / shares														$ 5.00
Percentage of voting equity interests acquired										25.00%				25.00%	25.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Security matters limited [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $														$ 1,973
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Security matters limited [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares | shares										120,000
Borrowings maturity										five years
Weighted average share price, share options granted | $ / shares										$ 11.50
Description of approach used to determine discount rates														Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of SMX PLC based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Security matters limited [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted | $ / shares														$ 5.00
Percentage of voting equity interests acquired										50.00%				50.00%	50.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Security matters limited [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price, share options granted | $ / shares														$ 5.00
Percentage of voting equity interests acquired										50.00%				50.00%	50.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Security matters limited [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $														$ 696